EVENTS AFTER THE REPORTING PERIOD (Details Narrative) - BRL (R$) R$ in Thousands		12 Months Ended
	Feb. 29, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 31, 2024
IfrsStatementLineItems [Line Items]
Reduction of assessed amount				R$ 916,000
Amount for possible contingency		R$ 633,400	R$ 581,500
Exercise P U T C N D [Member]
IfrsStatementLineItems [Line Items]
Cash Disbursement		1,704,000
Offset Of ELJ's Debt Held By The Group In The Amount		R$ 335,000
Nonadjusting Events [member]
IfrsStatementLineItems [Line Items]
Tax incentive amounts	R$ 2,600,000
Tax incentive difference amounts	R$ 20,000